UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2013

MFS® CHARTER INCOME TRUST

MCR-SEM

MFS® CHARTER INCOME TRUST

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	58.5%
Emerging Markets Bonds	16.7%
Non-U.S. Government Bonds	11.1%
High Grade Corporates	10.6%
Mortgage-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	4.2%
Floating Rate Loans	0.8%
U.S. Government Agencies	0.6%
Collateralized Debt Obligations	0.2%
Asset-Backed Securities	0.2%
Municipal Bonds	0.1%
U.S. Treasury Securities	(1.6)%

Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	3.3%
A	8.0%
BBB	19.3%
BB	28.2%
B	30.6%
CCC	7.8%
CC	0.1%
C	0.1%
U.S. Government	3.5%
Federal Agencies	5.0%
Not Rated	(4.5)%
Non-Fixed Income	0.4%
Cash & Other	(6.2)%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	7.4 yrs.

Issuer country weightings (i)(x)
United States	60.3%
United Kingdom	3.8%
Russia	2.9%
Japan	2.6%
Canada	2.4%
Italy	2.3%
Mexico	2.1%
France	1.7%
Netherlands	1.5%
Other Countries	20.4%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since July 2004.

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

Ward Brown	—	Investment Officer of MFS; employed in the investment management area of MFS since 2008. Portfolio Manager of the Fund since December 2012.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since October 2006.

Joshua Marston	—	Investment Officer of MFS; employed in the investment management area of MFS since 2005. Portfolio Manager of the Fund since December 2012.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio Manager of the Fund since December 2012.

Note to Shareholders: Effective December 1, 2012, Ward Brown, Joshua Marston and Erik Weisman are also Portfolio Managers of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 108.4%
Issuer	Shares/Par		Value ($)
Aerospace - 1.5%
Bombardier, Inc., 4.25%, 2016 (n)		$238,000	$246,330
Bombardier, Inc., 7.5%, 2018 (n)		2,115,000	2,421,670
Bombardier, Inc., 7.75%, 2020 (n)		375,000	438,750
CPI International, Inc., 8%, 2018		985,000	1,041,639
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	505,000	590,736
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,935,000	2,123,663
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,495,000	1,629,550

			$8,492,338
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$187,299	$219,140

Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 6.375%, 2020		$670,000	$738,670
Jones Group, Inc., 6.875%, 2019		1,155,000	1,234,406
PVH Corp., 7.375%, 2020		1,305,000	1,445,288
PVH Corp., 4.5%, 2022		580,000	578,550

			$3,996,914
Asset-Backed & Securitized - 4.6%
Anthracite Ltd., “A”, CDO, FRN, 0.556%, 2019 (z)		$648,465	$643,080
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051		1,500,000	1,717,360
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		146,136	150,399
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.793%, 2040 (z)		733,405	353,938
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,700,361
Commercial Mortgage Pass-Through Certificates, FRN, 5.965%, 2046		230,000	251,990
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		738,540	751,339
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,462,879	123,144
First Union-Lehman Brothers Bank of America, FRN, 0.55%, 2035 (i)		7,984,703	106,340
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.813%, 2049		1,000,000	1,055,447
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051		6,000,000	6,264,534
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049		5,000,000	5,698,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.001%, 2051	$185,000	$46,504
Merrill Lynch Mortgage Trust, FRN, 5.85%, 2050	1,350,000	1,540,137
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)	652,370	656,448
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,167,410	1,184,921
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051	3,625,000	4,096,917

		$26,340,869
Automotive - 2.4%
Accuride Corp., 9.5%, 2018	$1,445,000	$1,506,413
Allison Transmission, Inc., 7.125%, 2019 (n)	1,535,000	1,650,120
Automotores Gildemeister S.A., 8.25%, 2021 (n)	137,000	132,890
Continental Rubber of America Corp., 4.5%, 2019 (n)	235,000	243,813
Delphi Corp., 5%, 2023	675,000	716,344
Ford Motor Credit Co. LLC, 12%, 2015	813,000	972,473
Ford Motor Credit Co. LLC, 8.125%, 2020	345,000	434,709
General Motors Financial Co., Inc., 4.75%, 2017 (n)	380,000	400,900
General Motors Financial Co., Inc., 6.75%, 2018	795,000	906,300
General Motors Financial Co., Inc., 4.25%, 2023 (z)	385,000	375,373
Goodyear Tire & Rubber Co., 8.25%, 2020	185,000	206,044
Goodyear Tire & Rubber Co., 6.5%, 2021	1,150,000	1,210,375
Goodyear Tire & Rubber Co., 7%, 2022	350,000	377,125
Jaguar Land Rover PLC, 7.75%, 2018 (n)	430,000	468,700
Jaguar Land Rover PLC, 8.125%, 2021 (n)	2,065,000	2,328,288
Jaguar Land Rover PLC, 5.625%, 2023 (n)	465,000	475,463
Lear Corp., 8.125%, 2020	952,000	1,056,720
Lear Corp., 4.75%, 2023 (n)	285,000	280,725
LKQ Corp., 4.75%, 2023 (z)	155,000	154,613

		$13,897,388
Broadcasting - 3.3%
Allbritton Communications Co., 8%, 2018	$900,000	$972,000
AMC Networks, Inc., 7.75%, 2021	843,000	954,694
Clear Channel Communications, Inc., 9%, 2021	1,163,000	1,154,278
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	190,000	199,500
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	850,000	896,750
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	50,000	52,875
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	440,000	467,500
Hughes Network Systems LLC, 7.625%, 2021	765,000	854,888
IAC/InterActiveCorp, 4.75%, 2022 (n)	270,000	265,270
Inmarsat Finance PLC, 7.375%, 2017 (n)	790,000	829,500
Intelsat Bermuda Ltd., 11.25%, 2017	862,000	911,996
Intelsat Jackson Holdings S.A., 6.625%, 2022 (z)	990,000	1,030,838

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Intelsat S.A., 8.125%, 2023 (z)	$650,000	$695,500
Liberty Media Corp., 8.5%, 2029	820,000	910,200
Liberty Media Corp., 8.25%, 2030	210,000	231,000
Local TV Finance LLC, 9.25%, 2015 (p)(z)	960,374	960,374
Netflix, Inc., 5.375%, 2021 (n)	755,000	766,325
News America, Inc., 6.2%, 2034	325,000	375,867
Nexstar Broadcasting Group, Inc., 8.875%, 2017	320,000	348,000
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	235,000	250,275
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	925,000	989,750
Sinclair Broadcast Group, Inc., 8.375%, 2018	185,000	204,425
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	725,000	806,563
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	975,000	1,072,500
SIRIUS XM Radio, Inc., 4.25%, 2020 (z)	30,000	29,400
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	150,000	154,125
Univision Communications, Inc., 6.875%, 2019 (n)	855,000	908,438
Univision Communications, Inc., 7.875%, 2020 (n)	535,000	585,825
Univision Communications, Inc., 8.5%, 2021 (n)	710,000	768,575
WPP Finance, 3.625%, 2022	138,000	135,807

		$18,783,038
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 2019	$2,065,000	$2,168,250

Building - 1.9%
ABC Supply Co., Inc., 5.625%, 2021 (z)	$155,000	$156,938
Boise Cascade Co., 6.375%, 2020	505,000	541,610
Building Materials Holding Corp., 6.875%, 2018 (n)	985,000	1,051,488
Building Materials Holding Corp., 7%, 2020 (n)	600,000	642,000
Building Materials Holding Corp., 6.75%, 2021 (n)	440,000	476,300
CEMEX Finance LLC, 9.5%, 2016 (n)	1,275,000	1,351,500
CEMEX Finance LLC, 9.5%, 2016	655,000	694,300
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	253,000	251,735
CEMEX S.A.B. de C.V., 9.25%, 2020	310,000	332,475
HD Supply, Inc., 8.125%, 2019	495,000	549,450
HD Supply, Inc., 11.5%, 2020	290,000	340,750
HD Supply, Inc., 10.5%, 2021	70,000	72,625
Mohawk Industries, Inc., 3.85%, 2023	134,000	135,082
Nortek, Inc., 8.5%, 2021	1,375,000	1,505,625
Odebrecht Finance Ltd., 7.125%, 2042 (n)	200,000	214,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	355,000	394,938
USG Corp., 6.3%, 2016	1,328,000	1,404,360
USG Corp., 7.875%, 2020 (n)	480,000	539,700

		$10,654,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 1.3%
Cielo S.A., 3.75%, 2022 (n)		$200,000	$189,000
Equinix, Inc., 4.875%, 2020		500,000	508,750
Fidelity National Information Services, Inc., 5%, 2022		700,000	749,000
iGate Corp., 9%, 2016		1,608,000	1,728,600
Iron Mountain, Inc., 8.375%, 2021		1,360,000	1,477,300
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		555,000	471,750
Neustar, Inc., 4.5%, 2023 (n)		420,000	409,500
SunGard Data Systems, Inc., 7.375%, 2018		1,065,000	1,134,223
Tencent Holdings Ltd., 3.375%, 2018 (n)		449,000	459,671

			$7,127,794
Cable TV - 2.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$292,275
CCO Holdings LLC, 8.125%, 2020		845,000	944,288
CCO Holdings LLC, 7.375%, 2020		250,000	279,063
CCO Holdings LLC, 6.5%, 2021		1,460,000	1,569,500
CCO Holdings LLC, 5.125%, 2023		400,000	392,000
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		395,000	398,950
Cequel Communications Holdings, 6.375%, 2020 (n)		530,000	553,850
DISH DBS Corp., 6.75%, 2021		1,000,000	1,057,500
DISH DBS Corp., 5%, 2023		630,000	595,350
EchoStar Corp., 7.125%, 2016		450,000	492,750
Lynx I Corp., 5.375%, 2021 (n)		380,000	395,200
Lynx II Corp., 6.375%, 2023 (n)		295,000	307,538
Myriad International Holdings B.V., 6.375%, 2017 (n)		485,000	543,782
Nara Cable Funding Ltd., 8.875%, 2018 (z)		475,000	501,125
ONO Finance ll PLC, 10.875%, 2019 (n)		300,000	317,250
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	435,000	602,141
Time Warner Cable, Inc., 5%, 2020		$1,150,000	1,295,917
Unitymedia Hessen, 5.5%, 2023 (n)		230,000	234,600
UPC Holding B.V., 9.875%, 2018 (n)		1,175,000	1,301,313
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,104,000	1,175,760
Virgin Media Finance PLC, 8.375%, 2019		318,000	355,365
Virgin Media Finance PLC, 4.875%, 2022		200,000	201,750
Virgin Media Finance PLC, 5.25%, 2022		820,000	827,175
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	635,000	894,463

			$15,528,905
Chemicals - 1.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,335,000	$1,441,800
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		305,000	321,775
Hexion U.S. Finance Corp., 6.625%, 2020 (z)		310,000	322,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,105,000	1,153,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - continued
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	$395,000	$401,913
Huntsman International LLC, 8.625%, 2021	1,565,000	1,748,888
INEOS Finance PLC, 8.375%, 2019 (n)	800,000	892,000
INEOS Group Holdings S.A., 6.125%, 2018 (z)	280,000	275,800
LyondellBasell Industries N.V., 5%, 2019	270,000	304,758
Polypore International, Inc., 7.5%, 2017	365,000	390,550
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	414,000	463,669
Uralkali OJSC, 3.723%, 2018 (n)	200,000	194,000

		$7,910,897
Computer Software - 0.7%
Infor U.S., Inc., 11.5%, 2018	$995,000	$1,166,638
Nuance Communications, Inc., 5.375%, 2020 (n)	360,000	364,500
Syniverse Holdings, Inc., 9.125%, 2019	1,225,000	1,338,313
TransUnion Holding Co., Inc., 9.625%, 2018	355,000	382,513
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	580,000	655,400
Verisign, Inc., 4.625%, 2023 (n)	60,000	60,300

		$3,967,664
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018 (n)	$495,000	$526,556
CDW LLC/CDW Finance Corp., 12.535%, 2017	376,000	404,200
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,060,000	1,172,625
IBM Corp., 4%, 2042	1,694,000	1,647,413

		$3,750,794
Conglomerates - 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,655,000	$1,774,988
BC Mountain LLC, 7%, 2021 (n)	430,000	455,800
Dynacast International LLC, 9.25%, 2019	890,000	981,225
Griffon Corp., 7.125%, 2018	1,635,000	1,757,625
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	619,000	614,339
Rexel S.A., 6.125%, 2019 (n)	520,000	548,600
Rexel S.A., 5.25%, 2020 (z)	220,000	224,400
Silver II Borrower, 7.75%, 2020 (n)	715,000	741,813

		$7,098,790
Construction - 0.2%
Country Garden Holdings Co., 11.25%, 2017	$494,000	$539,695
Empresas ICA S.A.B. de C.V., 8.9%, 2021	145,000	121,800
Longfor Properties Co. Ltd., 6.875%, 2019	525,000	549,148

		$1,210,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.7%
Elizabeth Arden, Inc., 7.375%, 2021	$1,215,000	$1,353,206
Falabella S.A., 3.75%, 2023 (n)	200,000	191,500
Jarden Corp., 7.5%, 2020	1,355,000	1,463,400
Libbey Glass, Inc., 6.875%, 2020	320,000	346,400
Prestige Brands, Inc., 8.125%, 2020	257,000	289,125
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	265,000	284,544
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	80,000	86,400

		$4,014,575
Consumer Services - 0.6%
QVC, Inc., 7.375%, 2020 (n)	$485,000	$535,916
Service Corp. International, 7%, 2017	2,530,000	2,890,525

		$3,426,441
Containers - 1.8%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$990,000	$1,075,388
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	1,645,000	1,801,275
Ball Corp., 5%, 2022	93,000	96,255
Ball Corp., 4%, 2023	15,000	14,344
Berry Plastics Group, Inc., 9.5%, 2018	220,000	240,900
Berry Plastics Group, Inc., 9.75%, 2021	285,000	329,175
Crown Americas LLC, 4.5%, 2023 (n)	460,000	449,650
Greif, Inc., 6.75%, 2017	1,300,000	1,462,500
Greif, Inc., 7.75%, 2019	1,000,000	1,180,000
Reynolds Group, 7.125%, 2019	1,135,000	1,208,775
Reynolds Group, 9.875%, 2019	410,000	446,900
Reynolds Group, 5.75%, 2020	590,000	598,850
Reynolds Group, 8.25%, 2021	1,460,000	1,489,200

		$10,393,212
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$486,309
Ducommun, Inc., 9.75%, 2018	644,000	714,840
MOOG, Inc., 7.25%, 2018	590,000	610,650

		$1,811,799
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$460,000	$453,100
Avaya, Inc., 7%, 2019 (n)	190,000	177,175

		$630,275
Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$955,000	$1,038,563
Nokia Corp., 5.375%, 2019	500,000	490,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Nokia Corp., 6.625%, 2039	$175,000	$156,188
NXP B.V., 9.75%, 2018 (n)	108,000	122,040
NXP B.V., 5.75%, 2023 (z)	630,000	655,200
Sensata Technologies B.V., 6.5%, 2019 (n)	1,130,000	1,220,400

		$3,682,391
Emerging Market Quasi-Sovereign - 5.3%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$621,000	$638,078
Banco do Brasil S.A., 3.875%, 2022	200,000	188,000
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	1,041,000	1,139,895
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	658,000	661,290
Bank of Ceylon, 6.875%, 2017 (n)	200,000	207,750
Caixa Economica Federal, 3.5%, 2022 (n)	151,000	139,815
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	227,000	231,542
CNOOC Finance (2013) Ltd., 3%, 2023	233,000	221,226
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	897,000	964,165
CNPC General Capital Ltd., 3.4%, 2023 (n)	227,000	221,591
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,184,000	1,219,520
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	221,000	236,912
Dolphin Energy Ltd., 5.5%, 2021 (n)	733,000	828,290
Ecopetrol S.A., 7.625%, 2019	594,000	724,977
El Fondo Mivivienda S.A., 3.5%, 2023 (n)	150,000	143,850
Gaz Capital S.A., 3.85%, 2020 (n)	637,000	624,088
Gaz Capital S.A., 5.999%, 2021 (n)	1,344,000	1,484,784
Gaz Capital S.A., 4.95%, 2028 (n)	543,000	519,923
Gazprom Neft, 4.375%, 2022 (n)	457,000	438,720
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	200,000	213,000
Instituto Costarricense, 6.375%, 2043 (z)	696,000	654,240
JSC Georgian Railway, 7.75%, 2022 (n)	200,000	232,000
Kazagro National Management Holdings, 4.625%, 2023 (z)	230,000	219,021
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	1,167,000	1,315,793
KazMunayGas National Co., 4.4%, 2023 (n)	200,000	193,500
KazMunayGas National Co., 5.75%, 2043 (n)	291,000	277,905
Magyar Export-Import Bank, 5.5%, 2018 (n)	200,000	205,168
Majapahit Holding B.V., 7.25%, 2017 (n)	591,000	678,911
Majapahit Holding B.V., 8%, 2019 (n)	380,000	465,025
Naftogaz Ukraine, 9.5%, 2014	1,117,000	1,152,967
OJSC Russian Agricultural Bank, 5.298%, 2017 (n)	200,000	208,842
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	728,670
Pertamina PT, 5.25%, 2021 (n)	256,000	267,520
Pertamina PT, 4.875%, 2022 (n)	272,000	273,360
Pertamina PT, 4.3%, 2023 (z)	200,000	192,500
Pertamina PT, 6%, 2042 (n)	318,000	301,305
Pertamina PT, 5.625%, 2043 (z)	225,000	203,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petrobras Global Finance Co., 4.375%, 2023		$280,000	$269,802
Petrobras International Finance Co., 7.875%, 2019		1,361,000	1,643,337
Petrobras International Finance Co., 6.75%, 2041		481,000	509,513
Petroleos de Venezuela S.A., 5.25%, 2017		950,000	807,500
Petroleos Mexicanos, 8%, 2019		1,101,000	1,370,745
Petroleos Mexicanos, 4.875%, 2022		774,000	824,310
Petroleos Mexicanos, 6.5%, 2041		315,000	352,800
PTT PLC, 3.375%, 2022 (n)		288,000	278,181
PTT PLC, 4.5%, 2042 (n)		311,000	274,384
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)		200,000	227,237
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		721,000	896,744
Rosneft, 3.149%, 2017 (n)		375,000	375,893
Rosneft, 4.199%, 2022 (n)		1,488,000	1,421,040
Sberbank of Russia, 6.125%, 2022 (n)		703,000	775,058
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)		470,000	441,819
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)		386,000	347,163
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)		279,000	285,137
Vnesheconombank, 6.025%, 2022 (n)		200,000	217,000

			$29,934,869
Emerging Market Sovereign - 4.4%
Dominican Republic, 7.5%, 2021 (n)		$548,000	$620,610
Dominican Republic, 5.875%, 2024 (n)		121,000	123,420
Federal Republic of Nigeria, 0%, 2013	NGN	229,800,000	1,365,305
Federal Republic of Nigeria, 0%, 2013	NGN	255,032,000	1,510,605
Government of Ukraine, 6.875%, 2015		$500,000	505,750
Government of Ukraine, 9.25%, 2017 (n)		200,000	215,000
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		753,000	257,903
Republic of Colombia, 8.125%, 2024		664,000	919,640
Republic of Colombia, 6.125%, 2041		437,000	523,308
Republic of Croatia, 5.5%, 2023 (n)		1,153,000	1,176,348
Republic of Guatemala, 5.75%, 2022 (n)		201,000	217,080
Republic of Hungary, 5.375%, 2023		314,000	312,823
Republic of Indonesia, 11.625%, 2019 (n)		1,423,000	2,042,005
Republic of Indonesia, 4.875%, 2021 (n)		348,000	374,100
Republic of Indonesia, 3.375%, 2023 (n)		302,000	285,390
Republic of Indonesia, 7.75%, 2038 (n)		593,000	791,655
Republic of Latvia, 5.25%, 2017 (n)		200,000	218,500
Republic of Lithuania, 6.625%, 2022 (n)		752,000	908,040
Republic of Panama, 9.375%, 2029		1,062,000	1,679,022
Republic of Peru, 7.35%, 2025		355,000	479,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Philippines, 5.5%, 2026	$421,000	$500,990
Republic of Philippines, 6.375%, 2034	848,000	1,082,260
Republic of Poland, 5%, 2022	181,000	204,078
Republic of Romania, 6.75%, 2022 (n)	1,030,000	1,214,576
Republic of Romania, 4.375%, 2023 (n)	226,000	223,589
Republic of Serbia, 7.25%, 2021 (n)	200,000	221,800
Republic of Slovakia, 4.375%, 2022 (n)	1,375,000	1,468,088
Republic of Slovenia, 5.85%, 2023 (z)	267,000	264,330
Republic of Turkey, 5.625%, 2021	362,000	421,730
Republic of Turkey, 6.25%, 2022	390,000	475,800
Republic of Turkey, 8%, 2034	920,000	1,288,000
Republic of Turkey, 6%, 2041	200,000	230,000
Russian Federation, 4.5%, 2022 (n)	400,000	430,600
Russian Federation, 5.625%, 2042 (n)	200,000	219,000
United Mexican States, 3.625%, 2022	1,970,000	2,038,950

		$24,810,078
Energy - Independent - 5.7%
Berry Petroleum Corp., 6.75%, 2020	$170,000	$183,175
BreitBurn Energy Partners LP, 8.625%, 2020	330,000	363,000
Breitburn Energy Partners LP, 7.875%, 2022	1,285,000	1,394,225
Carrizo Oil & Gas, Inc., 8.625%, 2018	435,000	474,150
Chaparral Energy, Inc., 7.625%, 2022	690,000	745,200
Chesapeake Energy Corp., 6.875%, 2020	625,000	703,125
Concho Resources, Inc., 8.625%, 2017	420,000	447,825
Concho Resources, Inc., 6.5%, 2022	875,000	945,000
Concho Resources, Inc., 5.5%, 2023	380,000	388,550
Continental Resources, Inc., 8.25%, 2019	1,170,000	1,298,700
Continental Resources, Inc., 7.375%, 2020	50,000	56,375
Continental Resources, Inc., 4.5%, 2023 (z)	31,000	31,310
Denbury Resources, Inc., 8.25%, 2020	1,545,000	1,730,400
Denbury Resources, Inc., 4.625%, 2023	405,000	391,838
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,585,000	1,759,350
EP Energy LLC, 9.375%, 2020	1,160,000	1,315,150
EP Energy LLC, 7.75%, 2022	1,815,000	2,023,725
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	470,000	504,075
Halcon Resources Corp., 8.875%, 2021	495,000	503,663
Harvest Operations Corp., 6.875%, 2017	1,380,000	1,549,050
Hess Corp., 8.125%, 2019	100,000	128,720
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	400,000	442,000
Laredo Petroleum, Inc., 9.5%, 2019	1,080,000	1,223,100
LINN Energy LLC, 6.5%, 2019	440,000	447,700
LINN Energy LLC, 8.625%, 2020	740,000	810,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
LINN Energy LLC, 7.75%, 2021	$788,000	$835,280
MEG Energy Corp., 6.5%, 2021 (n)	420,000	434,700
Plains Exploration & Production Co., 6.125%, 2019	975,000	1,070,063
Plains Exploration & Production Co., 8.625%, 2019	1,180,000	1,330,450
Plains Exploration & Production Co., 6.5%, 2020	390,000	431,925
QEP Resources, Inc., 6.875%, 2021	1,690,000	1,892,800
Range Resources Corp., 8%, 2019	1,045,000	1,139,050
Range Resources Corp., 5%, 2022	240,000	243,600
Rosetta Resources, Inc., 5.625%, 2021	350,000	350,875
Samson Investment Co., 9.75%, 2020 (n)	1,380,000	1,438,650
SandRidge Energy, Inc., 8.125%, 2022	1,000,000	1,067,500
SM Energy Co., 6.5%, 2021	1,200,000	1,311,000
Talisman Energy, Inc., 7.75%, 2019	280,000	349,174
Whiting Petroleum Corp., 6.5%, 2018	820,000	877,400

		$32,632,173
Energy - Integrated - 0.6%
Husky Energy, Inc., 5.9%, 2014	$306,000	$321,578
Husky Energy, Inc., 7.25%, 2019	324,000	411,329
Listrindo Capital B.V., 6.95%, 2019 (n)	200,000	215,650
Lukoil International Finance B.V., 3.416%, 2018 (n)	518,000	518,000
Lukoil International Finance B.V., 4.563%, 2023 (n)	744,000	719,820
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,107,000	1,239,840
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	201,000	202,508

		$3,628,725
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$650,000	$672,750

Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$1,390,000	$1,525,525
Cedar Fair LP, 9.125%, 2018	450,000	499,500
Cedar Fair LP, 5.25%, 2021 (z)	405,000	405,000
Cinemark USA, Inc., 4.875%, 2023 (z)	590,000	587,788
Cinemark USA, Inc., 5.125%, 2022	210,000	213,150
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	333,000	359,640
Six Flags Entertainment Corp., 5.25%, 2021 (n)	1,155,000	1,160,775

		$4,751,378
Financial Institutions - 4.0%
Aviation Capital Group, 4.625%, 2018 (n)	$545,000	$563,018
CIT Group, Inc., 5.25%, 2014 (n)	375,000	386,250
CIT Group, Inc., 5.25%, 2018	1,070,000	1,150,250
CIT Group, Inc., 6.625%, 2018 (n)	1,355,000	1,524,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5.5%, 2019 (n)		$1,315,000	$1,423,488
CIT Group, Inc., 5%, 2022		340,000	362,100
Credit Acceptance Corp., 9.125%, 2017		875,000	945,000
General Electric Capital Corp., 3.1%, 2023		1,340,000	1,300,870
Icahn Enterprises LP, 7.75%, 2016		170,000	175,950
Icahn Enterprises LP, 8%, 2018		2,021,000	2,142,260
International Lease Finance Corp., 4.875%, 2015		440,000	458,700
International Lease Finance Corp., 8.625%, 2015		320,000	360,400
International Lease Finance Corp., 7.125%, 2018 (n)		1,075,000	1,267,156
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		1,365,000	1,445,194
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		25,000	28,625
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		805,000	881,475
PHH Corp., 9.25%, 2016		975,000	1,133,438
PHH Corp., 7.375%, 2019		685,000	777,475
SLM Corp., 8.45%, 2018		1,575,000	1,748,250
SLM Corp., 8%, 2020		1,385,000	1,507,919
SLM Corp., 7.25%, 2022		460,000	484,150
TMK Capital S.A., 6.75%, 2020 (n)		2,597,000	2,522,336

			$22,588,679
Food & Beverages - 1.8%
Ajecorp B.V., 6.5%, 2022 (n)		$1,043,000	$1,126,440
Alicorp S.A.A., 3.875%, 2023 (n)		150,000	147,375
Anheuser-Busch InBev S.A., 6.875%, 2019		1,300,000	1,653,783
ARAMARK Corp., 5.75%, 2020 (n)		320,000	331,200
B&G Foods, Inc., 7.625%, 2018		927,000	997,684
B&G Foods, Inc., 4.625%, 2021		465,000	463,838
Constellation Brands, Inc., 7.25%, 2016		1,020,000	1,175,550
Constellation Brands, Inc., 3.75%, 2021		155,000	151,125
Constellation Brands, Inc., 4.25%, 2023		310,000	304,575
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		218,000	230,291
Hawk Acquisition Sub, Inc., 4.25%, 2020 (z)		695,000	689,788
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		200,000	188,000
MHP S.A., 8.25%, 2020 (n)		434,000	428,208
TreeHouse Foods, Inc., 7.75%, 2018		1,045,000	1,125,988
Tyson Foods, Inc., 6.6%, 2016		912,000	1,038,482

			$10,052,327
Forest & Paper Products - 0.7%
Boise, Inc., 8%, 2020		$820,000	$910,200
Graphic Packaging Holding Co., 7.875%, 2018		510,000	559,722
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		300,000	327,000
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		905,000	936,675
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	797,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Forest & Paper Products - continued
Tembec Industries, Inc., 11.25%, 2018	$375,000	$412,500

		$3,943,133
Gaming & Lodging - 2.3%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020	$450,000	$428,625
Choice Hotels International, Inc., 5.75%, 2022	175,000	194,250
CityCenter Holdings LLC, 10.75%, 2017 (p)	230,000	250,700
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	460,000	288
GWR Operating Partnership LLP, 10.875%, 2017	680,000	754,800
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022	185,000	202,828
Isle of Capri Casinos, Inc., 8.875%, 2020	1,080,000	1,182,600
MGM Mirage, 6.625%, 2015	265,000	287,525
MGM Resorts International, 11.375%, 2018	2,620,000	3,392,900
MGM Resorts International, 6.625%, 2021	420,000	455,175
NCL Corp., 5%, 2018 (n)	330,000	336,600
Penn National Gaming, Inc., 8.75%, 2019	1,640,000	1,824,500
Pinnacle Entertainment, Inc., 8.75%, 2020	345,000	376,481
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)	300,000	304,500
Seven Seas Cruises S. DE R.L., 9.125%, 2019	935,000	1,021,488
Viking Cruises Ltd., 8.5%, 2022 (n)	580,000	652,500
Wynn Las Vegas LLC, 7.75%, 2020	1,165,000	1,313,538

		$12,979,298
Industrial - 0.6%
CB Richard Ellis Group, Inc., 11.625%, 2017	$400,000	$424,400
Dematic S.A., 7.75%, 2020 (z)	555,000	598,013
Hyva Global B.V., 8.625%, 2016 (n)	1,124,000	1,112,760
Mueller Water Products, Inc., 8.75%, 2020	459,000	518,670
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	670,000	701,825

		$3,355,668
Insurance - 1.0%
American International Group, Inc., 4.875%, 2016	$1,480,000	$1,639,301
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,100,000	1,556,500
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	860,000	899,348
Unum Group, 7.125%, 2016	1,171,000	1,358,387

		$5,453,536
Insurance - Property & Casualty - 1.3%
Allstate Corp., 7.45%, 2019	$850,000	$1,106,523
AXIS Capital Holdings Ltd., 5.75%, 2014	1,013,000	1,080,812
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	1,135,000	1,781,950
XL Group PLC, 6.5% to 2017, FRN to 2049	1,695,000	1,699,238
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,190,000	1,297,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		$627,000	$683,430

			$7,649,053
International Market Quasi-Sovereign - 1.4%
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	$1,837,636
Eksportfinans A.S.A., 5.5%, 2016		250,000	261,875
Eksportfinans A.S.A., 5.5%, 2017		375,000	391,875
Electricite de France, FRN, 5.25%, 2049 (n)		1,448,000	1,453,430
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,427,552
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		588,000	646,800
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,187,900
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,027,252

			$8,234,320
International Market Sovereign - 9.0%
Commonwealth of Australia, 5.75%, 2021	AUD	778,000	$875,528
Federal Republic of Germany, 4.25%, 2018	EUR	354,000	546,060
Federal Republic of Germany, 6.25%, 2030	EUR	942,000	1,925,190
Government of Canada, 4.5%, 2015	CAD	747,000	768,680
Government of Canada, 4.25%, 2018	CAD	447,000	486,847
Government of Canada, 3.25%, 2021	CAD	338,000	357,962
Government of Canada, 5.75%, 2033	CAD	196,000	280,775
Government of Japan, 1.1%, 2020	JPY	646,000,000	6,640,286
Government of Japan, 2.1%, 2024	JPY	244,000,000	2,722,506
Government of Japan, 2.2%, 2027	JPY	392,000,000	4,390,139
Government of Japan, 1.8%, 2043	JPY	81,000,000	813,493
Kingdom of Belgium, 5.5%, 2017	EUR	1,836,000	2,858,120
Kingdom of Denmark, 3%, 2021	DKK	2,538,000	505,942
Kingdom of Spain, 4%, 2015	EUR	526,000	708,841
Kingdom of Spain, 5.5%, 2017	EUR	240,000	341,215
Kingdom of Spain, 4.6%, 2019	EUR	1,930,000	2,641,629
Kingdom of Sweden, 5%, 2020	SEK	1,895,000	352,748
Kingdom of the Netherlands, 5.5%, 2028	EUR	615,000	1,124,664
Republic of Austria, 4.65%, 2018	EUR	1,315,000	2,012,036
Republic of Finland, 3.875%, 2017	EUR	264,000	390,467
Republic of France, 6%, 2025	EUR	341,000	615,948
Republic of France, 4.75%, 2035	EUR	1,278,000	2,134,863
Republic of Iceland, 4.875%, 2016 (n)		$1,646,000	1,748,875
Republic of Ireland, 4.6%, 2016	EUR	563,000	795,861
Republic of Ireland, 4.5%, 2020	EUR	798,000	1,114,575
Republic of Italy, 4.25%, 2015	EUR	1,817,000	2,473,020
Republic of Italy, 5.25%, 2017	EUR	3,500,000	4,986,558
Republic of Italy, 3.75%, 2021	EUR	1,837,000	2,416,101

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Republic of Portugal, 4.45%, 2018	EUR	450,000	$581,787
United Kingdom Treasury, 8%, 2021	GBP	1,260,000	2,824,224
United Kingdom Treasury, 4.25%, 2036	GBP	515,000	925,833

			$51,360,773
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$312,000	$296,001

Machinery & Tools - 1.8%
Case New Holland, Inc., 7.875%, 2017		$2,235,000	$2,626,125
CNH America LLC, 7.25%, 2016		710,000	786,325
CNH Capital LLC, 3.875%, 2015		205,000	209,613
CNH Capital LLC, 6.25%, 2016		280,000	308,000
CNH Capital LLC, 3.625%, 2018 (n)		100,000	100,750
Ferreycorp S.A.A., 4.875%, 2020 (n)		756,000	749,574
H&E Equipment Services Co., 7%, 2022		1,245,000	1,344,600
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		1,140,000	1,282,500
RSC Equipment Rental, Inc., 8.25%, 2021		940,000	1,041,050
United Rentals North America, Inc., 5.75%, 2018		500,000	533,750
United Rentals North America, Inc., 7.625%, 2022		1,000,000	1,107,500

			$10,089,787
Major Banks - 2.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		$1,400,000	$1,437,247
Bank of America Corp., 7.375%, 2014		1,000,000	1,061,232
Bank of America Corp., 7.625%, 2019		370,000	466,035
Bank of America Corp. , FRN, 5.2%, 2049		600,000	594,000
Barclays Bank PLC, 7.625%, 2022		745,000	748,725
BNP Paribas, FRN, 3.03%, 2014		730,000	755,376
Credit Suisse New York, 5.5%, 2014		1,000,000	1,045,150
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		738,000	761,379
HSBC USA, Inc., 4.875%, 2020		460,000	511,804
JPMorgan Chase & Co., 6.3%, 2019		1,000,000	1,203,273
JPMorgan Chase & Co., 3.25%, 2022		478,000	467,823
Morgan Stanley, 5.75%, 2016		397,000	445,169
Morgan Stanley, 6.625%, 2018		391,000	460,207
Morgan Stanley, 7.3%, 2019		830,000	1,016,935
Morgan Stanley, 5.625%, 2019		1,500,000	1,699,025
RBS Capital Trust II, 6.425% to 2034, FRN to 2049		530,000	496,875
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		2,085,000	2,189,250
Royal Bank of Scotland Group PLC,, 6.99% to 2017, FRN to 2049 (n)		350,000	355,250

			$15,714,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 3.6%
AmSurg Corp., 5.625%, 2020	$705,000	$733,200
CDRT Holding Corp., 9.25%, 2017 (n)(p)	140,000	143,850
Davita, Inc., 6.375%, 2018	2,180,000	2,316,250
Davita, Inc., 6.625%, 2020	720,000	768,600
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	764,750
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	495,000	543,263
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	335,000	375,200
HCA, Inc., 8.5%, 2019	2,625,000	2,861,250
HCA, Inc., 7.5%, 2022	2,160,000	2,516,400
HCA, Inc., 5.875%, 2022	680,000	746,300
HealthSouth Corp., 8.125%, 2020	1,825,000	2,021,188
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	990,000	1,034,550
Kinetics Concepts, Inc., 12.5%, 2019	150,000	154,500
McKesson Corp., 7.5%, 2019	110,000	140,929
Owens & Minor, Inc., 6.35%, 2016	970,000	1,058,219
Tenet Healthcare Corp., 9.25%, 2015	605,000	679,113
Tenet Healthcare Corp., 8%, 2020	400,000	439,000
Tenet Healthcare Corp., 4.5%, 2021 (n)	550,000	540,375
Universal Health Services, Inc., 7%, 2018	1,055,000	1,136,763
Universal Health Services, Inc., 7.625%, 2020	1,175,000	1,266,063
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	515,000	453,200

		$20,692,963
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 2020 (n)	$915,000	$963,038
Physio-Control International, Inc., 9.875%, 2019 (n)	555,000	627,150
Teleflex, Inc., 6.875%, 2019	595,000	642,600

		$2,232,788
Metals & Mining - 1.9%
ArcelorMittal, 6.5%, 2014	$520,000	$541,004
ArcelorMittal S.A., 6.75%, 2041	280,000	273,000
Arch Coal, Inc., 7.25%, 2020	890,000	796,550
Century Aluminum Co., 7.5%, 2021 (z)	495,000	488,813
Cloud Peak Energy, Inc., 8.25%, 2017	2,255,000	2,401,575
Commercial Metals Co., 4.875%, 2023	350,000	333,375
Consol Energy, Inc., 8%, 2017	925,000	989,750
Consol Energy, Inc., 8.25%, 2020	645,000	712,725
First Quantum Minerals Ltd., 7.25%, 2019 (n)	1,035,000	1,029,825
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	525,000	553,875
Peabody Energy Corp., 7.375%, 2016	570,000	649,800
Peabody Energy Corp., 6%, 2018	445,000	476,150
Peabody Energy Corp., 6.25%, 2021	445,000	465,025
Vale Overseas Ltd., 4.625%, 2020	490,000	507,266

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Vale Overseas Ltd., 4.375%, 2022	$500,000	$496,620

		$10,715,353
Mortgage-Backed - 4.4%
Fannie Mae, 4.19%, 2013	$145,791	$145,747
Fannie Mae, 4.6%, 2014	398,484	402,677
Fannie Mae, 4.607%, 2014	432,120	436,650
Fannie Mae, 4.629%, 2014	167,108	170,286
Fannie Mae, 4.77%, 2014	309,336	317,328
Fannie Mae, 4.56%, 2015	167,878	177,429
Fannie Mae, 4.665%, 2015	136,270	142,926
Fannie Mae, 4.74%, 2015	323,690	340,967
Fannie Mae, 4.78%, 2015	375,894	399,064
Fannie Mae, 4.815%, 2015	344,725	364,289
Fannie Mae, 4.87%, 2015	275,565	291,198
Fannie Mae, 4.89%, 2015	92,040	96,732
Fannie Mae, 4.907%, 2015	440,820	464,998
Fannie Mae, 6%, 2016 - 2037	1,461,859	1,597,369
Fannie Mae, 5.5%, 2019 - 2037	5,308,562	5,760,712
Fannie Mae, 4.88%, 2020	200,965	221,984
Fannie Mae, 6.5%, 2032 - 2033	372,819	417,634
Fannie Mae, 5%, 2035	955,631	1,034,614
Fannie Mae, TBA, 2.5%, 2028	1,180,000	1,201,434
Fannie Mae, TBA, 3.5%, 2043	2,200,000	2,272,273
Freddie Mac, 6%, 2034	151,499	168,193
Ginnie Mae, 5.5%, 2039	853,129	928,937
Ginnie Mae, 4.5%, 2041	1,322,216	1,440,981
Ginnie Mae, TBA, 3%, 2043	6,000,000	6,108,515

		$24,902,937
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$370,000	$367,647

Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$1,060,000	$1,155,400
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,065,000	1,123,575

		$2,278,975
Natural Gas - Pipeline - 2.4%
Access Midstream Partners Co., 4.875%, 2023	$400,000	$395,000
Atlas Pipeline Partners LP, 4.75%, 2021 (z)	310,000	302,250
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	610,000	622,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - continued
Crosstex Energy, Inc., 8.875%, 2018	$1,705,000	$1,832,875
El Paso Corp., 7%, 2017	1,395,000	1,588,952
El Paso Corp., 7.75%, 2032	1,656,000	1,859,340
Energy Transfer Equity LP, 7.5%, 2020	1,380,000	1,583,550
Energy Transfer Partners LP, 3.6%, 2023	533,000	520,214
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,426,000	1,641,683
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	296,960
Inergy Midstream LP, 6%, 2020 (n)	955,000	997,975
MarkWest Energy Partners LP, 4.5%, 2023	95,000	92,388
Sabine Pass Liquefaction, 5.625%, 2021 (n)	245,000	245,919
Sabine Pass Liquefaction, 5.625%, 2023 (z)	585,000	585,000
Spectra Energy Capital LLC, 8%, 2019	810,000	1,049,946

		$13,614,252
Network & Telecom - 1.0%
AT&T, Inc., 6.55%, 2039	$170,000	$209,176
AT&T, Inc., 5.35%, 2040	1,108,000	1,185,229
Centurylink, Inc., 7.65%, 2042	700,000	696,500
Citizens Communications Co., 9%, 2031	700,000	724,500
Frontier Communications Corp., 8.125%, 2018	1,180,000	1,355,525
TW Telecom Holdings, Inc., 5.375%, 2022	515,000	533,025
Windstream Corp., 8.125%, 2018	380,000	412,300
Windstream Corp., 7.75%, 2020	345,000	368,288
Windstream Corp., 7.75%, 2021	270,000	290,250

		$5,774,793
Oil Services - 1.5%
Afren PLC, 11.5%, 2016 (n)	$476,000	$559,348
Afren PLC, 10.25%, 2019 (n)	463,000	544,645
Bristow Group, Inc., 6.25%, 2022	985,000	1,068,725
Chesapeake Energy Corp., 6.625%, 2019 (n)	370,000	388,500
Dresser-Rand Group, Inc., 6.5%, 2021	305,000	330,163
Edgen Murray Corp., 8.75%, 2020 (n)	1,125,000	1,172,813
Qgog Constellation S.A., 6.25%, 2019 (n)	1,390,000	1,438,650
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	1,280,000	1,347,200
Unit Corp., 6.625%, 2021	1,515,000	1,590,750

		$8,440,794
Other Banks & Diversified Financials - 3.4%
Akbank T.A.S., 5%, 2022 (n)	$150,000	$155,532
Alfa Bank, 7.5%, 2019 (n)	811,000	868,881
Ally Financial, Inc., 5.5%, 2017	2,775,000	2,969,250
Ally Financial, Inc., 6.25%, 2017	380,000	418,208

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$779,000	$834,309
Banco de Credito e Inversiones, 3%, 2017 (n)		200,000	200,106
Banco de Credito e Inversiones, 4%, 2023 (n)		200,000	194,815
Banco GNB Sudameris S.A., 3.875%, 2018 (n)		291,000	280,379
Banco Santander S.A., 4.125%, 2022 (n)		150,000	148,125
Bancolombia S.A., 5.95%, 2021		819,000	896,805
Bancolombia S.A., 5.125%, 2022		150,000	148,500
BBVA Banco Continental S.A., 5%, 2022 (n)		146,000	149,066
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		900,000	994,500
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		1,004,000	1,128,245
Capital One Bank (USA) N.A., 3.375%, 2023		384,000	378,827
CorpBanca, 3.125%, 2018		220,000	217,934
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,297,000	2,917,190
Grupo Aval Ltd., 5.25%, 2017 (n)		795,000	835,744
Grupo Aval Ltd., 4.75%, 2022 (n)		200,000	196,000
Industrial Senior Trust, 5.5%, 2022 (n)		563,000	564,408
Intesa Sanpaolo S.p.A., 3.875%, 2018		617,000	608,494
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,940,000	2,134,000
PKO Finance AB, 4.63%, 2022 (n)		206,000	213,931
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,485,000	1,816,155
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)		201,000	204,518

			$19,473,922
Pharmaceuticals - 0.9%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	651,000	$958,250
Hospira, Inc., 6.05%, 2017		$655,000	723,167
Roche Holdings, Inc., 6%, 2019 (n)		1,000,000	1,220,915
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		970,000	1,045,175
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		855,000	927,675

			$4,875,182
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018 (n)		$215,000	$227,363
Heckmann Corp., 9.875%, 2018		565,000	601,725

			$829,088
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 2020 (n)		$700,000	$710,500
IAMGOLD Corp., 6.75%, 2020 (n)		1,618,000	1,480,470

			$2,190,970

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)	$11,911	$11,435
Lamar Media Corp., 5%, 2023	280,000	283,500
Nielsen Finance LLC, 7.75%, 2018	645,000	709,500
Nielsen Finance LLC, 4.5%, 2020 (n)	850,000	852,125

		$1,856,560
Railroad & Shipping - 0.3%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)	$1,057,000	$1,100,601
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	64,000	72,160
Watco Cos. LLC, 6.375%, 2023 (n)	420,000	442,050

		$1,614,811
Real Estate - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$475,000	$485,688
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,380,000	1,476,600
ERP Properties, REIT, 7.75%, 2020	665,000	788,121
ERP Properties, REIT, 5.75%, 2022	750,000	810,363
Felcor Lodging LP, REIT, 5.625%, 2023	160,000	162,800
Kennedy Wilson, Inc., 8.75%, 2019	300,000	329,250
MPT Operating Partnership LP, REIT, 6.875%, 2021	680,000	751,400
MPT Operating Partnership LP, REIT, 6.375%, 2022	520,000	569,400
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	868,407
Simon Property Group, Inc., REIT, 10.35%, 2019	660,000	946,324

		$7,188,353
Retailers - 2.4%
Academy Ltd., 9.25%, 2019 (n)	$295,000	$330,400
Burlington Coat Factory Warehouse Corp., 10%, 2019	810,000	904,163
CST Brands, Inc., 5%, 2023 (z)	90,000	90,900
Dollar General Corp., 4.125%, 2017	827,000	897,512
Gap, Inc., 5.95%, 2021	750,000	870,705
Home Depot, Inc., 5.875%, 2036	509,000	621,412
J. Crew Group, Inc., 8.125%, 2019	605,000	644,325
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	295,000	313,806
Limited Brands, Inc., 6.9%, 2017	480,000	550,800
Limited Brands, Inc., 6.95%, 2033	670,000	694,288
Rite Aid Corp., 9.5%, 2017	235,000	243,225
Rite Aid Corp., 9.25%, 2020	930,000	1,049,738
Sally Beauty Holdings, Inc., 6.875%, 2019	465,000	515,569
The Pantry, Inc., 8.375%, 2020	385,000	421,094
Toys “R” Us Property Co. II LLC, 8.5%, 2017	975,000	1,032,281
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,102,400
Wal-Mart Stores, Inc., 5.625%, 2041	2,500,000	3,014,433
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	285,000	293,197

		$13,590,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Chemicals - 0.3%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$200,000	$201,500
Koppers, Inc., 7.875%, 2019	285,000	312,788
SIBUR Securities Ltd., 3.914%, 2018 (n)	1,213,000	1,162,964

		$1,677,252
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$414,000	$433,152
Michaels Stores, Inc., 7.75%, 2018	1,080,000	1,171,800

		$1,604,952
Steel - 0.0%
Severstal, 5.9%, 2022 (n)	$200,000	$193,300

Supermarkets - 0.2%
Delhaize Group, 5.7%, 2040	$834,000	$842,719

Supranational - 0.6%
Eurasian Development Bank, 4.767%, 2022 (n)	$200,000	$202,000
European Investment Bank, 5.125%, 2017	2,593,000	3,008,995

		$3,210,995
Telecommunications - Wireless - 2.9%
American Tower Corp., REIT, 3.5%, 2023	$215,000	$208,464
Bharti Airtel International Co., 5.125%, 2023 (n)	200,000	198,000
Clearwire Corp., 12%, 2015 (n)	1,125,000	1,202,400
Cricket Communications, Inc., 7.75%, 2020	500,000	498,750
Crown Castle International Corp., 7.125%, 2019	1,005,000	1,090,425
Digicel Group Ltd., 8.25%, 2017 (n)	710,000	738,400
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	380,065
Digicel Group Ltd., 8.25%, 2020 (n)	811,000	863,715
Digicel Group Ltd., 6%, 2021 (n)	1,069,000	1,063,655
Eileme 2 AB, 11.625%, 2020 (n)	765,000	898,875
MetroPCS Wireless, Inc., 7.875%, 2018	785,000	855,650
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	555,000	581,363
Millicom International Cellular S.A., 4.75%, 2020 (z)	390,000	385,125
MTS International Funding Ltd., 5%, 2023 (z)	488,000	482,631
Sprint Capital Corp., 6.875%, 2028	1,315,000	1,315,000
Sprint Nextel Corp., 6%, 2016	1,005,000	1,085,400
Sprint Nextel Corp., 8.375%, 2017	815,000	939,288
Sprint Nextel Corp., 9%, 2018 (n)	415,000	503,188
Sprint Nextel Corp., 6%, 2022	830,000	854,900
VimpelCom Ltd., 5.95%, 2023 (n)	200,000	195,550
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,090,000	1,147,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	$1,170,000	$1,219,725

		$16,707,794
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$445,000	$496,175
Level 3 Financing, Inc., 9.375%, 2019	475,000	523,688
Level 3 Financing, Inc., 8.625%, 2020	630,000	693,000

		$1,712,863
Tobacco - 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,230,868

Transportation - 0.2%
Far Eastern Shipping Co., 8%, 2018 (n)	$1,052,000	$1,065,150

Transportation - Services - 1.8%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$1,155,000	$1,243,069
Avis Budget Car Rental LLC, 8.25%, 2019	535,000	582,481
CEVA Group PLC, 8.375%, 2017 (n)	2,075,000	2,147,625
ERAC USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,186,138
Navios Maritime Acquisition Corp., 8.625%, 2017	1,460,000	1,511,100
Navios Maritime Holdings, Inc., 8.875%, 2017	290,000	305,225
Navios South American Logistics, Inc., 9.25%, 2019	748,000	813,450
Swift Services Holdings, Inc., 10%, 2018	1,940,000	2,216,450
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	372,775

		$10,378,313
U.S. Government Agencies and Equivalents - 0.6%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,631,320

U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,484,562
U.S. Treasury Bonds, 5.375%, 2031	286,200	385,431
U.S. Treasury Bonds, 4.5%, 2036	95,000	117,102
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,811,604
U.S. Treasury Bonds, 3.125%, 2043	4,000,000	3,872,500
U.S. Treasury Notes, 3.125%, 2019	8,087,000	8,950,667

		$19,621,866
Utilities - Electric Power - 2.1%
AES Corp., 8%, 2017	$145,000	$170,013
AES Corp., 7.375%, 2021	285,000	333,450
Bruce Mansfield Unit, 6.85%, 2034	84,438	91,421
Calpine Corp., 7.875%, 2020 (n)	504,000	554,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Covanta Holding Corp., 7.25%, 2020	$905,000	$988,731
E.CL S.A., 5.625%, 2021	757,000	833,867
EDP Finance B.V., 6%, 2018 (n)	1,390,000	1,499,463
Energy Future Holdings Corp., 10%, 2020	2,378,000	2,707,948
Energy Future Holdings Corp., 10%, 2020 (n)	835,000	946,681
Energy Future Holdings Corp., 11.75%, 2022 (n)	550,000	626,313
Exelon Generation Co. LLC, 4.25%, 2022	472,000	488,830
NRG Energy, Inc., 8.25%, 2020	1,250,000	1,401,563
System Energy Resources, Inc., 5.129%, 2014 (z)	388,407	391,395
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	630,000	494,550
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	373,000	393,515

		$11,922,140
Utilities - Gas - 0.0%
Transport de Gas Peru, 4.25%, 2028 (n)	$227,000	$215,083
Total Bonds (Identified Cost, $587,089,770)		$617,908,547

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $952,581) (a)(d)	$965,000	$934,844

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	380	$372,543
GMAC Capital Trust I, 8.125%	22,000	585,640
Total Preferred Stocks (Identified Cost, $909,735)		$958,183

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $471,500)	9,430	$460,278

Floating Rate Loans (g)(r) - 0.8%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$399,280	$402,874

Building - 0.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 2021	$149,379	$149,907

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$394,550	$394,427

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Consumer Services - 0.0%
Realogy Corp., Term Loan, 4.5%, 2020	$260,942	$263,290

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$540,386	$544,439

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$338,689	$341,864

Financial Institutions - 0.0%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$34,547	$34,623

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019	$400,649	$404,852
H.J. Heinz Co., Term Loan B2, 2020 (o)	226,135	228,303

		$633,155
Machinery & Tools - 0.1%
Gardner Denver, Inc., Term Loan, 2014 (o)	$595,000	$595,000

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$1,243,207	$1,227,667

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Term Loan, 2020 (o)	$124,697	$123,856
Total Floating Rate Loans (Identified Cost, $4,694,300)		$4,711,102

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$64,758

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$16,028
Total Common Stocks (Identified Cost, $271,148)		$80,786

Money Market Funds - 8.2%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	46,579,333	$46,579,333
Total Investments (Identified Cost, $640,968,367)		$671,633,073

Other Assets, Less Liabilities - (17.9)%		(102,236,169)
Net Assets - 100.0%		$569,396,904

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $173,167,708, representing 30.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 5.625%, 2021	4/04/13-4/18/13	$155,495	$156,938
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	356,250	372,543
American Media, Inc., 13.5%, 2018	12/22/10	12,058	11,435
Anthracite Ltd., “A”, CDO, FRN, 0.556%, 2019	1/15/10	508,391	643,080
Atlas Pipeline Partners LP, 4.75%, 2021	5/07/13	310,000	302,250
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.793%, 2040	3/01/06	733,405	353,938
CST Brands, Inc., 5%, 2023	4/25/13	90,000	90,900
Cedar Fair LP, 5.25%, 2021	2/28/13-3/01/13	404,585	405,000
Century Aluminum Co., 7.5%, 2021	5/23/13	487,733	488,813
Cinemark USA, Inc., 4.875%, 2023	5/21/13	590,000	587,788
Continental Resources, Inc., 4.5%, 2023	4/02/13	31,000	31,310
Dematic S.A., 7.75%, 2020	12/13/12	555,000	598,013
General Motors Financial Co., Inc., 4.25%, 2023	5/07/13	385,000	375,373
Hawk Acquisition Sub, Inc., 4.25%, 2020	3/22/13	695,000	689,788
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	703,781	590,736
Hexion U.S. Finance Corp., 6.625%, 2020	3/22/13-3/25/13	311,800	322,400
INEOS Group Holdings S.A., 6.125%, 2018	5/02/13	280,000	275,800
Instituto Costarricense, 6.375%, 2043	5/08/13	684,585	654,240

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Intelsat Jackson Holdings S.A., 6.625%, 2022	5/21/13	$1,051,889	$1,030,838
Intelsat S.A., 8.125%, 2023	3/20/13	650,000	695,500
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13-5/28/13	314,490	313,806
Kazagro National Management Holdings, 4.625%, 2023	5/17/13	230,000	219,021
LKQ Corp., 4.75%, 2023	5/02/13	155,000	154,613
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/06/13	951,471	960,374
MTS International Funding Ltd., 5%, 2023	5/22/13	488,000	482,631
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	555,000	581,363
Millicom International Cellular S.A., 4.75%, 2020	5/17/13	387,147	385,125
Multi Security Asset Trust, “A3”, CDO, 5%, 2035	10/12/10	638,868	656,448
NXP B.V., 5.75%, 2023	3/05/13-3/11/13	636,345	655,200
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	462,600	501,125
Pertamina PT, 4.3%, 2023	5/13/13	200,000	192,500
Pertamina PT, 5.625%, 2043	5/13/13	225,000	203,063
Republic of Slovenia, 5.85%, 2023	5/02/13	264,034	264,330
Rexel S.A., 5.25%, 2020	3/20/13	219,959	224,400
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13-3/28/13	300,731	304,500
SIRIUS XM Radio, Inc., 4.25%, 2020	5/02/13	30,000	29,400
Sabine Pass Liquefaction, 5.625%, 2023	4/24/13-5/22/13	598,103	585,000
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,167,201	1,184,921
System Energy Resources, Inc., 5.129%, 2014	4/16/04	388,407	391,395
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	361,191	393,515
Total Restricted Securities			$17,359,413
% of Net assets			3.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued

JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
SEK	Swedish Krona
THB	Thailand Baht

Derivative Contracts at 5/31/13

Forward Foreign Currency Exchange Contracts at 5/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Deutsche Bank AG	2,766,000	7/16/13	$2,798,420	$2,639,254	$159,166
SELL	BRL	Deutsche Bank AG	5,760,000	6/04/13	2,701,815	2,689,326	12,489
SELL	BRL	UBS AG	5,762,000	6/04/13	2,810,744	2,690,260	120,484
SELL	CAD	Merrill Lynch International Bank	2,007,686	7/16/13	1,970,125	1,934,564	35,561
BUY	CNY	Deutsche Bank AG	8,988,000	1/15/14	1,432,465	1,446,834	14,369
SELL	DKK	Deutsche Bank AG	2,818,044	7/16/13	494,098	491,519	2,579
BUY	EUR	Citibank N.A.	1,951,000	7/16/13	2,504,772	2,536,394	31,622
SELL	EUR	Citibank N.A.	396,000	7/16/13	518,580	514,819	3,761
SELL	EUR	Deutsche Bank AG	12,786,096	7/16/13	16,713,474	16,622,542	90,932
SELL	EUR	JPMorgan Chase Bank	12,786,096	7/16/13	16,713,742	16,622,542	91,200
SELL	EUR	UBS AG	204,379	7/16/13	267,787	265,702	2,085
SELL	GBP	Credit Suisse Group	2,193,996	7/16/13	3,362,057	3,332,611	29,446
SELL	GBP	Deutsche Bank AG	2,193,996	7/16/13	3,362,145	3,332,611	29,534
BUY	JPY	Citibank N.A.	454,834,000	7/16/13	4,477,784	4,528,535	50,751
BUY	JPY	JPMorgan Chase Bank	163,941,000	7/16/13	1,623,077	1,632,271	9,194
SELL	JPY	Credit Suisse Group	1,232,463,188	7/16/13	12,381,264	12,270,965	110,299
SELL	JPY	Merrill Lynch International Bank	1,232,463,190	7/16/13	12,378,192	12,270,964	107,228
BUY	MXN	JPMorgan Chase Bank	36,461,000	7/05/13	2,836,108	2,844,904	8,796
SELL	MXN	UBS AG	36,449,000	6/14/13	2,948,233	2,849,692	98,541

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	NOK	Goldman Sachs International	15,774	7/16/13	$2,733	$2,683	$50
SELL	SEK	Deutsche Bank AG	2,343,819	7/16/13	365,576	353,532	12,044
SELL	THB	JPMorgan Chase Bank	129,415,000	7/18/13	4,346,929	4,264,447	82,482

							$1,102,613

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	1,816,201	7/16/13	$1,889,604	$1,732,979	$(156,625)
BUY	BRL	Deutsche Bank AG	5,760,000	6/04/13	2,874,682	2,689,327	(185,355)
BUY	BRL	UBS AG	5,762,000	6/04/13	2,702,753	2,690,260	(12,493)
BUY	CHF	UBS AG	2,136	7/16/13	2,291	2,235	(56)
SELL	CNY	Deutsche Bank AG	8,983,000	1/15/14	1,445,653	1,446,029	(376)
BUY	EUR	Deutsche Bank AG	1,096,925	7/16/13	1,438,727	1,426,056	(12,671)
SELL	EUR	Citibank N.A.	1,785,000	7/16/13	2,295,821	2,320,587	(24,766)
BUY	GBP	Barclays Bank PLC	1,865,600	7/16/13	2,902,006	2,833,788	(68,218)
BUY	JPY	Citibank N.A.	571,126,510	7/16/13	5,774,521	5,686,395	(88,126)
SELL	JPY	Goldman Sachs International	187,004,169	7/16/13	1,849,165	1,861,899	(12,734)
BUY	MXN	Deutsche Bank AG	36,461,000	6/05/13	2,944,321	2,853,090	(91,231)
SELL	MXN	JPMorgan Chase Bank	36,461,000	6/05/13	2,844,005	2,853,090	(9,085)
BUY	THB	JPMorgan Chase Bank	129,870,000	7/18/13	4,397,939	4,279,440	(118,499)

							$(780,235)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 5/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures Contracts
U.S. Treasury Note 10 yr (Short)	USD	250	$32,304,688	September 13	$47,953

Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Long)	USD	23	$3,220,719	September 13	$(15,339)

At May 31, 2013, the fund had liquid securities with an aggregate value of $251,216 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $594,389,034)	$625,053,740
Underlying affiliated funds, at cost and value	46,579,333
Total investments, at value (identified cost, $640,968,367)	$671,633,073
Cash	500,377
Receivables for
Forward foreign currency exchange contracts	1,102,613
Daily variation margin on open futures contracts	55,625
Investments sold	4,896,729
Interest and dividends	8,980,299
Other assets	30,899
Total assets	$687,199,615
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	147,597
Forward foreign currency exchange contracts	780,235
Investments purchased	6,456,070
TBA purchase commitments	9,896,916
Payable to affiliates
Investment adviser	15,422
Transfer agent and dividend disbursing costs	12,595
Payable for independent Trustees’ compensation	98,812
Accrued interest expense	85,718
Deferred country tax expense payable	163,637
Accrued expenses and other liabilities	145,709
Total liabilities	$117,802,711
Net assets	$569,396,904
Net assets consist of
Paid-in capital	$553,916,399
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $125,180 deferred country tax)	30,885,304
Accumulated net realized gain (loss) on investments and foreign currency	(12,695,178)
Accumulated distributions in excess of net investment income	(2,709,621)
Net assets	$569,396,904
Shares of beneficial interest outstanding	54,887,126
Net asset value per share (net assets of $569,396,904 / 54,887,126 shares of beneficial interest outstanding)	$10.37

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$18,542,349
Dividends	49,286
Dividends from underlying affiliated funds	27,452
Total investment income	$18,619,087
Expenses
Management fee	$1,803,276
Transfer agent and dividend disbursing costs	40,118
Administrative services fee	41,298
Independent Trustees’ compensation	36,931
Stock exchange fee	24,128
Custodian fee	38,501
Interest expense	517,118
Shareholder communications	103,003
Audit and tax fees	36,729
Legal fees	5,438
Miscellaneous	21,050
Total expenses	$2,667,590
Fees paid indirectly	(245)
Reduction of expenses by investment adviser	(916)
Net expenses	$2,666,429
Net investment income	$15,952,658
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $2,298 country tax)	$8,046,714
Futures contracts	331,202
Foreign currency	4,808,226
Net realized gain (loss) on investments and foreign currency	$13,186,142
Change in unrealized appreciation (depreciation)
Investments (net of $110,227 decrease in deferred country tax)	$(12,866,769)
Futures contracts	63,304
Translation of assets and liabilities in foreign currencies	(282,379)
Net unrealized gain (loss) on investments and foreign currency translation	$(13,085,844)
Net realized and unrealized gain (loss) on investments and foreign currency	$100,298
Change in net assets from operations	$16,052,956

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/13	Year ended 11/30/12
Change in net assets	(unaudited)
From operations
Net investment income	$15,952,658	$33,917,466
Net realized gain (loss) on investments and foreign currency	13,186,142	7,466,748
Net unrealized gain (loss) on investments and foreign currency translation	(13,085,844)	38,522,421
Change in net assets from operations	$16,052,956	$79,906,635
Distributions declared to shareholders
From net investment income	$(17,371,778)	$(35,667,463)
Change in net assets from fund share transactions	$—	$159,860
Total change in net assets	$(1,318,822)	$44,399,032
Net assets
At beginning of period	570,715,726	526,316,694
At end of period (including accumulated distributions in excess of net investment income of $2,709,621 and $1,290,501, respectively)	$569,396,904	$570,715,726

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/13 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$16,052,956
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(174,878,046)
Proceeds from disposition of investment securities	180,421,047
Proceeds from futures contracts and swap agreements	331,202
Purchases of short-term investments, net	(11,382,102)
Realized gain/loss on investments	(8,049,012)
Realized gain/loss on futures contracts and swap agreements	(331,202)
Unrealized appreciation/depreciation on investments	12,976,996
Unrealized appreciation/depreciation on foreign currency contracts	262,936
Net amortization/accretion of income	1,031,401
Decrease in interest and dividends receivable	644,465
Decrease in accrued expenses and other liabilities	(150,413)
Increase in receivable for daily variation margin on open futures contracts	(55,625)
Decrease in payable for daily variation margin on open futures contracts	(23,750)
Increase in other assets	(27,420)
Net cash provided by operating activities	$16,823,433
Cash flows from financing activities:
Distributions paid in cash	(17,385,497)
Decrease in interest payable	(531)
Net cash used by financing activities	$(17,386,028)
Net decrease in cash	$(562,595)
Cash:
Beginning of period	$1,062,972
End of period	$500,377

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2013 for interest was $517,649.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009		2008

Net asset value, beginning of period	$10.40		$9.59	$9.99	$9.50	$7.79		$9.54
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.62	$0.66	$0.68	$0.58		$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.84	(0.31)	0.52	1.76		(1.72)
Total from investment operations	$0.29		$1.46	$0.35	$1.20	$2.34		$(1.25)
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.65)	$(0.75)	$(0.71)	$(0.63)		$(0.51)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$0.00	(w)	$0.01
Net asset value, end of period (x)	$10.37		$10.40	$9.59	$9.99	$9.50		$7.79
Market value, end of period	$9.72		$10.19	$8.93	$9.51	$8.96		$6.88
Total return at market value (%)	(1.60	)(n)	21.92	1.79	14.36	40.77		(11.63)
Total return at net asset value (%) (j)(r)(s)(x)	2.86	(n)	15.87	4.06	13.30	31.82		(12.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.98	1.00	1.11	0.90		0.78
Expenses after expense reductions (f)	0.93	(a)	0.98	1.00	1.11	0.90		0.78
Net investment income	5.56	(a)	6.12	6.60	6.93	6.71		5.18
Portfolio turnover	25	(n)	45	47	56	67		58
Net assets at end of period (000 omitted)	$569,397		$570,716	$526,317	$548,397	$521,228		$428,293

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009	2008

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.75	(a)	0.79	0.79	0.82	0.84	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	N/A
Asset coverage per $1,000 of indebtedness (k)	$6,694		$6,707	$6,263	$6,484	$6,212	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment

Notes to Financial Statements (unaudited) – continued

company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

Notes to Financial Statements (unaudited) – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,110,676	$372,543	$16,028	$1,499,247
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	23,253,186	—	23,253,186
Non-U.S. Sovereign Debt	—	117,551,030	—	117,551,030
Municipal Bonds	—	367,647	—	367,647
U.S. Corporate Bonds	—	322,908,544	—	322,908,544
Residential Mortgage-Backed Securities	—	25,804,676	—	25,804,676
Commercial Mortgage-Backed Securities	—	23,662,524	—	23,662,524
Asset-Backed Securities (including CDOs)	—	1,776,613	—	1,776,613
Foreign Bonds	—	103,519,171	—	103,519,171
Floating Rate Loans	—	4,711,102	—	4,711,102
Mutual Funds	46,579,333	—	—	46,579,333
Total Investments	$47,690,009	$623,927,036	$16,028	$671,633,073

Other Financial Instruments
Futures Contracts	$32,614	$—	$—	$32,614
Forward Foreign Currency Exchange Contracts	—	322,378	—	322,378

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$14,502
Change in unrealized appreciation (depreciation)	1,526
Balance as of 5/31/13	$16,028

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2013 is $1,526.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$47,953	$(15,339)
Foreign Exchange	Forward Foreign Currency Exchange	1,102,613	(780,235)
Total		$1,150,566	$(795,574)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$331,202	$—	$—
Foreign Exchange	—	4,805,361	—
Equity	—	—	184,573
Total	$331,202	$4,805,361	$184,573

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$63,304	$—	$—
Foreign Exchange	—	(262,936)	—
Equity	—	—	(4,081)
Total	$63,304	$(262,936)	$(4,081)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified

Notes to Financial Statements (unaudited) – continued

period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in

Notes to Financial Statements (unaudited) – continued

additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/12
Ordinary income (including any short-term capital gains)	$35,667,463

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$644,808,267
Gross appreciation	35,902,259
Gross depreciation	(9,077,453)
Net unrealized appreciation (depreciation)	$26,824,806

As of 11/30/12
Undistributed ordinary income	3,131,599
Capital loss carryforwards	(21,492,056)
Other temporary differences	(4,313,021)
Net unrealized appreciation (depreciation)	39,472,805

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2012 the fund had capital loss carryforwards available to offset future realized gains. Such post-enactment losses are characterized as follows:

11/30/16	$(10,110,651)
11/30/17	(11,381,405)
Total	$(21,492,056)

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2013, these fees paid to MFSC amounted to $15,116.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $309 and the Retirement Deferral plan resulted in an expense of $3,016. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2013. The liability for deferred retirement benefits payable to certain independent

Notes to Financial Statements (unaudited) – continued

Trustees under both plans amounted to $97,218 at May 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,140 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $916, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$33,729,644	$33,493,167
Investments (non-U.S. Government securities)	$124,506,666	$129,836,887

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2013 and the year ended November 30, 2012, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/13		Year ended 11/30/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	15,386	$159,860

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2013, the fund had outstanding

Notes to Financial Statements (unaudited) – continued

borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. The credit agreement matures on August 23, 2013. The trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for an additional 364 day period which matures on August 22, 2014. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $517,118 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2013, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.04%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,197,231	76,898,976	(65,516,874)	46,579,333

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27,452	$46,579,333

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2013, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2013. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2012, and the financial highlights for each of the five years in the period ended November 30, 2012, and in our report dated January 15, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/12-12/31/12	0	N/A	0	5,487,174
1/01/13-1/31/13	0	N/A	0	5,487,174
2/01/13-2/28/13	0	N/A	0	5,487,174
3/01/13-3/31/13	0	N/A	0	5,488,712
4/01/13-4/30/13	0	N/A	0	5,488,712
5/01/13-5/31/13	0	N/A	0	5,488,712

Total	0		0

Note:

The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 5,488,712.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.